Cover	Oct. 28, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As used in this Current Report on Form 8-K (this “Report”), unless otherwise stated or the context clearly indicates otherwise, the terms the “Company,” “Shelf”, “Registrant,” “we,” “us” and “our” refer to the entity formerly named Spartacus Acquisition Shelf Corp., after giving effect to the Transactions (as defined below), and as renamed NextNav Inc. On October 28, 2021, we and Spartacus Acquisition Corporation (“Spartacus”) announced that the previously announced transactions contemplated by the Agreement and Plan of Merger, dated as of June 9, 2021 (the “Merger Agreement”), by and among us, Spartacus, NextNav Holdings, LLC (“Holdings”) and the other parties thereto were consummated (the “Closing”). As disclosed in the section entitled “Proposal No. 1 – The Business Combination Proposal” beginning on page 93 of the final prospectus and definitive proxy statement, filed with the Securities and Exchange Commission (the “SEC”) on September 16, 2021 (the “Proxy Statement/Prospectus”), which is incorporated herein by reference, as a result of the business combination and the related transactions (the “Transactions”), Holdings and the various operating subsidiaries of Holdings became our wholly owned subsidiaries with the equity holders of Holdings (the “Holdings Exchanging Parties” or collectively, “NextNav”) and Spartacus’ stockholders becoming our stockholders. Pursuant to the Merger Agreement, the aggregate consideration paid in the Transactions consisted of 67,419,627 shares of our common stock delivered to the Holdings Exchanging Parties electronically through book entry-delivery and a warrant to purchase 4,320,133 shares of our common stock and options for units in Holdings were converted by their terms into options to purchase approximately 1,968,861 shares of our common stock. In connection with the Transactions, we changed our name to NextNav Inc. and the ticker symbols for our common stock and warrants on The Nasdaq Capital Market (“Nasdaq”) to “NN” and “NNAVW,” respectively. Our common stock and certain of our warrants are expected to begin trading on Nasdaq as of the open of trading on October 29, 2021 as “NN” and “NNAVW,” respectively. On October 28, 2021, we filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the closing of the Transactions and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Form 8-K/A is being filed to amend the Original Form 8-K to include additional matters related to the closing of the Transactions under Items 5.01, 5.03, 7.01 and 9.01 of Form 8-K. Capitalized terms used but not defined herein have the meanings given to such terms in the Original 8-K. This Report contains summaries of the material terms of various agreements executed in connection with the transactions described herein. The summaries of these agreements are subject to, and are qualified in their entirety by, reference to these agreements, which are filed as exhibits hereto and incorporated herein by reference.
Document Period End Date	Oct. 28, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40985
Entity Registrant Name	NEXTNAV INC.
Entity Central Index Key	0001865631
Entity Tax Identification Number	87-0854654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1775 Tysons Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	800
Local Phone Number	775-0982
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Spartacus Acquisition Shelf Corp.
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of Common Stock
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	NNAVW
Security Exchange Name	NASDAQ